Subsequent Events - Additional Information (Details) - $ / shares		12 Months Ended
	Feb. 02, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Number of options issued		1,164,778
Exercise price of options issued		$ 13.83
Subsequent Event
Subsequent Event [Line Items]
Number of options issued	1,044,410
Exercise price of options issued	$ 3.62